Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Accounts Receivable

		December 31	December 31
(in thousands)	Note	2018	2017

Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$1,332	$1,398
Other accounts receivables		1,064	1,796

Total accounts receivable		$2,396	$3,194